UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND
350 Madison Avenue, 20th Floor
New York, New York 10017

May 24, 2021

Re:	ACAP Strategic Fund (the “Fund”) — Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2021

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2021

Contents

Statement of Assets and Liabilities	1
Schedule of Investments	2
Schedule of Purchased Options	9
Schedule of Securities Sold, Not Yet Purchased	14
Schedule of Written Options	21
Schedule of Swap Contracts	23
Statement of Operations	31
Statement of Changes in Net Assets	32
Statement of Cash Flows	33
Notes to Financial Statements	35

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at fair value (cost $8,360,091,677)	$12,703,224,522
Purchased options, at fair value (cost $1,075,439,134)	766,066,202
Receivable for investment securities sold	656,494,261
Unrealized appreciation on total return swap contracts	355,530,723
Cash collateral received for total return swap contracts (restricted)	214,870,000
Cash and cash equivalents (including restricted cash of $5,189,799, Hong Kong Dollars of $84,509,958, with a cost
of $84,597,210, and Japanese Yen of $14,053,289, with a cost of $14,169,940)	140,293,070
Variation margin receivable	12,105,993
Due from brokers (Japanese Yen of $4,565,010, with a cost of $4,747,331)	4,565,010
Dividends receivable	3,250,347
Interest receivable	266,308
Other assets	95,000
Total assets	14,856,761,436
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $2,015,088,142)	2,243,670,694
Payable for investment securities purchased	545,938,463
Due to brokers (including Euros of $2,897,546, with a cost of $2,992,339, and Hong Kong Dollars of $21,081,685,
with a cost of $21,102,309)	323,668,352
Unrealized depreciation on total return swap contracts	128,554,730
Withdrawals payable	78,194,686
Written options, at fair value (premiums received $53,783,843)	50,255,075
Accrued incentive fees	21,591,139
Management fees payable	14,924,584
Distribution and shareholders servicing fees payable	5,805,829
Due to custodian (Euros of $4,579,227, with a cost of $4,579,057)	4,579,227
Stock loan fee payable	4,353,847
Dividends payable on securities sold, not yet purchased	3,375,558
Administration fees payable	1,246,739
Professional fees payable	142,519
Miscellaneous expenses payable	1,002,478
Total liabilities	3,427,303,920
Net Assets	$11,429,457,516
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$493,693
Additional paid-in-capital	7,890,893,085
Total distributable earnings	3,538,070,738
Net Assets	$11,429,457,516

	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class A	356,232,717	$24.97	$8,893,978,281
Class W	137,459,829	$18.45	$2,535,479,235

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		March 31, 2021
Shares		Fair Value
	Investments in Securities—111.14%
	Common Stocks—107.31%
	Argentina—1.87%
	E-Commerce / Services—1.87%
145,267	MercadoLibre Inc *	$213,853,361
	Total Argentina (cost $76,910,449)	$213,853,361

	Australia—0.67%
	Enterprise Software / Services—0.67%
364,794	Atlassian Corp PLC, Class A *	76,883,983
	Total Australia (cost $75,170,209)	$76,883,983

	Brazil—0.60%
	Finance—Investment Banker / Broker—0.60%
1,833,515	XP Inc, Class A *	69,068,510
	Total Brazil (cost $51,817,213)	$69,068,510

	Canada—1.52%
	Internet Application Software—1.49%
153,907	Shopify Inc, Class A *	170,298,096
	Retail - Restaurants—0.03%
46,179	Restaurant Brands International Inc	3,001,635
	Total Canada (cost $85,684,249)	$173,299,731

	China—6.35%
	Computer Software—0.14%
3,598,903	Ming Yuan Cloud Group Holdings Ltd *	16,410,307
	E-Commerce / Products—2.35%
469,341	Alibaba Group Holding Ltd ADR *	106,413,685
1,861,227	JD.com Inc ADR *	156,957,273
381,425	Yatsen Holding Ltd ADR *	4,710,599
		268,081,557
	E-Commerce / Services—1.03%
2,955,979	Trip.com Group Ltd ADR *	117,145,448
	Entertainment Software—1.22%
24,600	Bilibili Inc, Class Z *	2,619,967
1,282,184	Bilibili Inc ADR *	137,270,619
		139,890,586
	Medical - Biomedical / Genetics—0.14%
1,720,340	Everest Medicines Ltd *	16,275,236
	Retail - Drug Store—0.44%
3,472,350	JD Health International Inc *	49,799,925
	Schools—1.03%
6,750,754	New Oriental Education & Technology Group Inc ADR *	94,510,556
437,438	TAL Education Group ADR *	23,556,036
		118,066,592
	Total China (cost $484,155,280)	$725,669,651

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2021
Shares		Fair Value
	Common Stocks (continued)
	France—4.45%
	Aerospace / Defense - Equipment—3.20%
1,654,752	Airbus SE	$187,753,891
1,303,170	Safran SA	177,744,002
		365,497,893
	Apparel Manufacturers—0.20%
32,731	Kering	22,642,703
	Entertainment Software—0.15%
227,371	Ubisoft Entertainment SA *	17,337,826
	Textile - Apparel—0.90%
153,973	LVMH Moet Hennessy Louis Vuitton SE	102,805,914
	Total France (cost $469,496,029)	$508,284,336

	Germany—1.47%
	Aerospace / Defense—0.58%
280,807	MTU Aero Engines AG	66,237,516
	Athletic Footwear—0.89%
325,841	adidas AG	101,944,199
	Total Germany (cost $132,257,221)	$168,181,715

	Hong Kong—1.91%
	E-Commerce / Products—1.56%
4,663,300	Meituan, Class B *	178,867,452
	Retail - Drug Store—0.35%
14,176,000	Alibaba Health Information Technology Ltd *	40,114,992
	Total Hong Kong (cost $97,649,759)	$218,982,444

	Israel—0.22%
	Applications Software—0.22%
565,558	JFrog Ltd *	25,093,808
	Total Israel (cost $32,180,173)	$25,093,808

	Japan—2.98%
	Audio / Video Products—1.67%
1,813,500	Sony Group Corp	190,294,412
	Finance - Other Services—0.46%
2,239,938	Japan Exchange Group Inc	52,603,069
	Web Portals / ISP—0.85%
19,593,145	Z Holdings Corp	97,628,829
	Total Japan (cost $184,866,361)	$340,526,310

	Singapore—1.14%
	Entertainment Software—1.14%
582,134	Sea Ltd ADR *	129,949,773
	Total Singapore (cost $14,611,462)	$129,949,773

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2021
Shares		Fair Value
	Common Stocks (continued)
	Taiwan—1.91%
	Semiconductor Components - Integrated Circuits—1.91%
1,849,830	Taiwan Semiconductor Manufacturing Co Ltd ADR	$218,797,892
	Total Taiwan (cost $151,968,821)	$218,797,892

	United Kingdom—0.03%
	Chemicals - Specialty—0.03%
145,512	Atotech Ltd *	2,946,618
	Total United Kingdom (cost $2,473,704)	$2,946,618

	United States—82.19%
	Aerospace / Defense—2.11%
1,055,442	Raytheon Technologies Corp	81,554,003
272,178	TransDigm Group Inc * (a)	160,018,890
		241,572,893
	Applications Software—7.79%
1,281,189	Five9 Inc *	200,288,276
1,409,538	Microsoft Corp (a)	332,326,774
102,200	Olo Inc, Class A *	2,697,058
913,855	PCT Inc *	125,792,141
1,345,975	Qualtrics International Inc, Class A *	44,296,037
217,189	ServiceNow Inc *	108,618,391
1,186,106	Smartsheet Inc, Class A *	75,815,896
		889,834,573
	Building Products - Cement / Aggregate—1.38%
265,161	Martin Marietta Materials Inc (a)	89,046,367
409,627	Vulcan Materials Co (a)	69,124,556
		158,170,923
	Coatings / Paint—0.38%
59,193	Sherwin-Williams Co	43,685,026
	Commercial Services - Finance—5.19%
1,106,750	Avalara Inc * (a)	147,673,653
926,874	Global Payments Inc	186,839,261
543,577	PayPal Holdings Inc *	132,002,239
219,476	S&P Global Inc	77,446,496
545,072	TransUnion (a)	49,056,480
		593,018,129
	Commercial Services—1.69%
170,337	Cintas Corp (a)	58,137,721
164,225	CoStar Group Inc * (a)	134,974,885
		193,112,606
	Communications Software—4.08%
1,743,562	Avaya Holdings Corp *	48,872,043
1,402,627	RingCentral Inc, Class A * (a)	417,814,531
		466,686,574

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2021
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Aided Design—7.68%
324,492	Altair Engineering Inc, Class A *	$20,303,464
202,080	ANSYS Inc *	68,618,285
642,957	Aspen Technology Inc *	92,797,984
267,414	Autodesk Inc *	74,113,790
2,413,946	Cadence Design Systems Inc * (a)	330,686,463
1,173,401	Synopsys Inc *	290,745,300
		877,265,286
	Computer Software—3.88%
770,174	Cloudflare Inc, Class A *	54,112,425
67,290	Datadog Inc, Class A *	5,607,949
1,217,395	Dynatrace Inc *	58,727,135
860,232	Twilio Inc, Class A *	293,132,656
659,452	ZoomInfo Technologies Inc, Class A *	32,247,203
		443,827,368
	Computers—2.08%
1,942,668	Apple Inc (a)	237,296,896
	E-Commerce / Products—2.79%
103,177	Amazon.com Inc * (a)	319,237,892
	E-Commerce / Services—5.08%
91,534	Airbnb Inc, Class A *	17,202,900
509,629	DoorDash Inc, Class A *	66,827,651
1,022,180	Expedia Group Inc *	175,937,622
2,275,210	Lyft Inc, Class A *	143,747,768
132,991	Match Group Inc *	18,270,304
2,901,688	Uber Technologies Inc *	158,171,013
		580,157,258
	Electronic Components - Semiconductors—0.29%
371,986	Micron Technology Inc *	32,812,885
	Enterprise Software / Services—3.66%
658,300	Alteryx Inc, Class A * (a)	54,612,568
315,969	Ceridian HCM Holding Inc *	26,626,708
743,084	Coupa Software Inc *	189,100,016
2,111,077	SS&C Technologies Holdings Inc	147,500,950
		417,840,242
	Entertainment Software—1.32%
1,616,804	Activision Blizzard Inc (a)	150,362,772
	Finance - Credit Card—1.80%
305,787	MasterCard Inc, Class A (a)	108,875,461
457,916	Visa Inc, Class A (a)	96,954,555
		205,830,016
	Finance - Other Services—1.44%
1,473,888	Intercontinental Exchange Inc (a)	164,603,812

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2021
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Human Resources—0.31%
199,013	Paylocity Holding Corp * (a)	$35,788,508
	Internet Application Software—1.28%
1,198,029	Anaplan Inc *	64,513,862
371,619	Okta Inc * (a)	81,915,976
		146,429,838
	Internet Content - Entertainment—6.47%
1,317,764	Facebook Inc, Class A * (a)	388,121,031
251,717	Netflix Inc *	131,310,690
2,975,432	Pinterest Inc, Class A * (a)	220,271,231
		739,702,952
	Medical Information Systems—0.00%
12,675	Signify Health Inc, Class A *	370,871
	Medical - Biomedical / Genetics—5.25%
173,018	4D Molecular Therapeutics Inc *	7,505,521
727,167	Acceleron Pharma Inc * (a)	98,611,117
1,094,664	Akero Therapeutics Inc *	31,756,203
300,027	Alnylam Pharmaceuticals Inc * (a)	42,360,812
464,070	Applied Therapeutics Inc *	8,703,633
713,275	Arena Pharmaceuticals Inc *	49,494,152
382,045	Avidity Biosciences Inc *	8,332,401
446,807	Blueprint Medicines Corp *	43,443,045
766,038	Cerevel Therapeutics Holdings Inc *	10,517,702
1,511,807	Certara Inc *	41,272,331
289,157	Deciphera Pharmaceuticals Inc *	12,965,800
456,144	IGM Biosciences Inc *	34,981,683
1,079,035	Karyopharm Therapeutics Inc *	11,351,448
207,970	Keros Therapeutics Inc *	12,800,554
765,871	Mersana Therapeutics Inc *	12,391,793
30,060	Sana Biotechnology Inc *	1,006,108
1,761,017	TG Therapeutics Inc *	84,881,019
259,027	Turning Point Therapeutics Inc *	24,501,364
555,960	Ultragenyx Pharmaceutical Inc * (a)	63,301,606
		600,178,292
	Medical - Drugs—0.40%
493,457	Allovir Inc *	11,546,894
109,191	Morphic Holding Inc *	6,909,606
459,908	ORIC Pharmaceuticals Inc *	11,267,746
486,132	PMV Pharmaceuticals Inc *	15,988,881
		45,713,127
	REITS - Diversified—2.34%
522,999	American Tower Corp (a)	125,028,141
208,981	Equinix Inc (a)	142,021,398
		267,049,539

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2021
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Apparel / Shoes—1.76%
393,272	Burlington Stores Inc *	$117,509,674
696,172	Ross Stores Inc	83,477,985
		200,987,659
	Retail - Building Products—0.44%
262,089	Lowe’s Cos Inc	49,844,086
	Retail - Discount—0.39%
219,231	Dollar General Corp	44,420,585
	Retail - Major Department Stores—1.55%
2,677,367	TJX Cos Inc	177,107,827
	Retail - Restaurants—2.78%
142,176	Chipotle Mexican Grill Inc * (a)	202,006,504
1,074,690	Yum! Brands Inc (a)	116,259,964
		318,266,468
	Semiconductor Components - Integrated Circuits—1.34%
994,289	Analog Devices Inc (a)	154,194,338
	Semiconductor Equipment—5.04%
573,710	KLA Corp (a)	189,553,784
282,997	Lam Research Corp (a)	168,451,134
1,791,015	Teradyne Inc (a)	217,930,702
		575,935,620
	Specified Purpose Acquisitions—0.20%
1,067,890	CM Life Sciences Inc, Class A *	15,900,882
254,260	Star Peak Energy Transition Corp, Class A *	6,758,231
		22,659,113
	Total United States (cost $6,063,128,331)	$9,393,963,974
	Total Common Stock (cost $7,922,369,261)	$12,265,502,106
	Short-Term Securities—3.83%
	United States—3.83%
437,722,416	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 0.02% (a) (b)	$437,722,416
	Total United States (cost $437,722,416)	$437,722,416
	Total Short-Term Securities (cost $437,722,416)	$437,722,416
	Total Investments in Securities (cost $8,360,091,677)—111.14%	$12,703,224,522
	Other Liabilities in Excess of Assets—(11.14%)	(1,273,767,006)
	Net Assets - 100.00%	$11,429,457,516

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021. $417,554,816 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

March 31, 2021
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Aerospace / Defense - Equipment	3.20
Aerospace / Defense	2.69
Apparel Manufacturers	0.20
Applications Software	8.01
Athletic Footwear	0.89
Audio / Video Products	1.67
Building Products - Cement / Aggregate	1.38
Chemicals - Specialty	0.03
Coatings / Paint	0.38
Commercial Services - Finance	5.19
Commercial Services	1.69
Communications Software	4.08
Computer Aided Design	7.68
Computer Software	4.02
Computers	2.08
E-Commerce / Products	6.70
E-Commerce / Services	7.98
Electronic Components - Semiconductors	0.29
Enterprise Software / Services	4.33
Entertainment Software	3.83
Finance - Credit Card	1.80
Finance - Investment Banker / Broker	0.60
Finance - Other Services	1.90
Human Resources	0.31
Internet Application Software	2.77
Internet Content - Entertainment	6.47
Medical Information Systems	0.00
Medical - Biomedical / Genetics	5.39
Medical - Drugs	0.40
REITS - Diversified	2.34
Retail - Apparel / Shoes	1.76
Retail - Building Products	0.44
Retail - Discount	0.39
Retail - Drug Store	0.79
Retail - Major Department Stores	1.55
Retail - Restaurants	2.81
Schools	1.03
Semiconductor Components - Integrated Circuits	3.25
Semiconductor Equipment	5.04
Short-Term Securities	3.83
Specified Purpose Acquisitions	0.20
Textile - Apparel	0.90
Web Portals / ISP	0.85
Total Investments in Securities	111.14%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional			March 31, 2021
Amount (USD)	Contracts		Fair Value
		Purchased Options—6.70%
		Equity Options—6.52%
		Equity Call Options—4.30%
		Australia—0.05%
		Enterprise Software / Services—0.05%
$96,404,000	4,382	Atlassian Corp PLC, Class A, 6/18/2021, $220.00	$5,740,420
		Total Australia (cost $17,497,936)	$5,740,420
		Canada—0.14%
		Internet Application Software—0.14%
62,820,000	698	Shopify Inc, Class A, 4/16/2021, $900.00	14,309,000
41,640,000	347	Shopify Inc, Class A, 6/18/2021, $1,200.00	2,127,110
		Total Canada (cost $27,615,529)	$16,436,110
		China—0.15%
		E-Commerce / Products—0.15%
55,280,000	6,910	JD.com Inc ADR, 9/17/2021, $80.00	7,635,550
55,812,000	4,651	Pinduoduo Inc ADR, 6/18/2021, $120.00	9,720,590
		Total China (cost $16,109,466)	$17,356,140
		United States—3.96%
		Advertising Services—0.07%
137,250,000	1,830	Trade Desk Inc, Class A, 7/16/2021, $750.00	8,381,400
		Airlines—0.23%
43,182,000	28,788	American Airlines Group Inc, 5/21/2021, $15.00	26,053,140
		Automobile - Cars / Light Trucks—0.26%
32,884,000	32,884	Ford Motor Co, 6/18/2021, $10.00	8,418,304
65,872,000	65,872	Ford Motor Co, 1/21/2022, $10.00	21,408,400
			29,826,704
		Commercial Services - Finance—0.31%
75,348,000	4,186	Square Inc, 6/18/2021, $180.00	21,829,990
76,740,000	3,837	Square Inc, 6/18/2021, $200.00	14,235,270
			36,065,260
		Communications Software—0.18%
31,077,000	1,151	RingCentral Inc, Class A, 10/15/2021, $270.00	6,169,360
		Zoom Video Communications Inc, Class A,
80,304,000	2,868	5/21/2021, $280.00	13,938,480
			20,107,840
		Computers—0.07%
83,787,500	6,703	Apple Inc, 5/21/2021, $125.00	2,848,775
81,012,000	6,751	Apple Inc, 6/18/2021, $120.00	5,333,290
			8,182,065
		Cruise Lines—0.10%
21,958,000	10,979	Carnival Corp, 4/16/2021, $20.00	6,752,085
9,765,000	4,340	Carnival Corp, 7/16/2021, $22.50	2,473,800
10,977,500	4,391	Carnival Corp, 7/16/2021, $25.00	1,866,175
			11,092,060

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			March 31, 2021
Amount (USD)	Contracts		Fair Value
		Equity Call Options (continued)
		United States (continued)
		Diversified Manufacturing Operations—0.15%
$43,477,000	43,477	General Electric Co, 6/18/2021, $10.00	$14,130,025
23,947,300	18,421	General Electric Co, 9/17/2021, $13.00	2,763,150
			16,893,175
		E-Commerce / Services—0.35%
265,740,000	1,236	Booking Holdings Inc, 7/16/2021, $2,150.00	33,446,160
22,135,000	4,427	Lyft Inc, Class A, 7/16/2021, $50.00	6,551,960
			39,998,120
		Electronic Components - Semiconductors—0.12%
60,065,250	11,441	Intel Corp, 6/18/2021, $52.50	13,328,765
		Electronic Forms—0.08%
58,632,000	1,396	Adobe Inc, 6/18/2021, $420.00	8,773,860
		Food - Miscellaneous / Diversified—0.01%
28,795,000	4,430	General Mills Inc, 7/16/2021, $65.00	447,430
29,902,500	4,430	Kellogg Co, 6/18/2021, $67.50	310,100
			757,530
		Growth & Income - Large Cap—0.76%
2,930,373,600	72,534	SPDR S&P 500 ETF Trust, 8/20/2021, $404.00	87,330,936
		Hotels & Motels—0.39%
88,584,000	11,073	Hilton Worldwide Holdings Inc, 4/16/2021, $80.00	44,402,730
		Internet Content - Entertainment—0.26%
65,230,000	2,965	Facebook Inc, Class A, 5/21/2021, $220.00	21,792,750
29,900,000	1,150	Facebook Inc, Class A, 7/16/2021, $260.00	4,910,500
14,969,500	2,303	Pinterest Inc, Class A, 6/18/2021, $65.00	3,039,960
			29,743,210
		Multimedia—0.14%
105,984,000	6,624	Walt Disney Co, 4/16/2021, $160.00	16,295,040
		Web Portals / ISP—0.48%
144,180,000	801	Alphabet Inc, Class A, 5/21/2021, $1,800.00	22,227,750
34,080,000	213	Alphabet Inc, Class A, 6/18/2021, $1,600.00	10,000,350
142,020,000	789	Alphabet Inc, Class A, 6/18/2021, $1,800.00	22,604,850
			54,832,950
		Total United States (cost $442,790,007)	$452,064,785
		Total Equity Call Options (cost $504,012,938)	$491,597,455

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			March 31, 2021
Amount (USD)	Contracts		Fair Value
		Equity Put Options—2.22%
		China—0.00%
		Internet Content - Entertainment—0.00%
$8,772,000	2,193	Weibo Corp ADR, 4/16/2021, $40.00	$10,965
		Total China (cost $1,103,157)	$10,965
		United States—2.22%
		Growth & Income - Large Cap—0.69%
1,243,646,900	38,503	SPDR S&P 500 ETF Trust, 6/18/2021, $323.00	6,699,522
2,299,148,000	67,622	SPDR S&P 500 ETF Trust, 6/18/2021, $340.00	17,919,830
2,196,530,000	62,758	SPDR S&P 500 ETF Trust, 9/17/2021, $350.00	54,348,428
			78,967,780
		Health & Biotechnology—0.07%
138,145,500	10,233	SPDR S&P Biotech ETF, 6/18/2021, $135.00	8,186,400
		Sector Fund - Technology—1.46%
1,109,897,700	39,219	Invesco QQQ Trust Series 1, 6/18/2021, $283.00	15,922,914
953,114,000	32,866	Invesco QQQ Trust Series 1, 6/18/2021, $290.00	16,958,856
2,993,148,000	103,212	Invesco QQQ Trust Series 1, 9/17/2021, $290.00	112,810,716
		VanEck Vectors Semiconductor ETF,
131,740,000	6,587	5/21/2021, $200.00	869,484
		VanEck Vectors Semiconductor ETF,
96,448,000	4,384	5/21/2021, $220.00	1,512,480
		VanEck Vectors Semiconductor ETF,
187,218,000	6,934	5/21/2021, $270.00	18,825,810
			166,900,260
		Total United States (cost $541,074,358)	$254,054,440
		Total Equity Put Options (cost $542,177,515)	$254,065,405
		Total Equity Options (cost $1,046,190,453)	$745,662,860

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional				March 31, 2021
Amount (USD)	Contracts			Fair Value
		Currency Put Options—0.18%
		United States—0.18%
		Currency—0.18%
			Counterparty
		USD / BRL,	Morgan Stanley &
$108,033,410	108,033,410	5/14/2021, $5.85	Co., Inc.	$1,664,104
		USD / BRL,	Morgan Stanley &
534,923,493	534,923,493	6/18/2021, $5.70	Co., Inc.	18,465,585
		USD / CNH,	Merrill Lynch Professional
172,150,800	172,150,800	6/18/2021, $7.25	Clearing Corp	50,220
		USD / CNH,	Morgan Stanley &
301,263,902	301,263,902	6/18/2021, $7.25	Co., Inc.	87,885
		USD / CNH,	Morgan Stanley &
107,594,251	107,594,251	8/20/2021, $7.25	Co., Inc.	135,548
		Total United States (cost $29,248,681)		$20,403,342
		Total Currency Put Options (cost $29,248,681)		$20,403,342
		Total Purchased Options (cost $1,075,439,134)		$766,066,202

ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	March 31, 2021 Percentage of Net Assets (%)
Advertising Services	0.07
Airlines	0.23
Automobile - Cars / Light Trucks	0.26
Commercial Services - Finance	0.31
Communications Software	0.18
Computers	0.07
Cruise Lines	0.10
Currency	0.18
Diversified Manufacturing Operations	0.15
E-Commerce / Products	0.15
E-Commerce / Services	0.35
Electronic Components - Semiconductors	0.12
Electronic Forms	0.08
Enterprise Software / Services	0.05
Food - Miscellaneous / Diversified	0.01
Growth & Income - Large Cap	1.45
Health & Biotechnology	0.07
Hotels & Motels	0.39
Internet Application Software	0.14
Internet Content - Entertainment	0.26
Multimedia	0.14
Sector Fund - Technology	1.46
Web Portals / ISP	0.48
Total Purchased Options	6.70%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		March 31, 2021 Fair Value
	Securities Sold, Not Yet Purchased—19.63%
	Common Stocks—19.63%
	Brazil—0.16%
	Commercial Services - Finance—0.16%
297,702	StoneCo Ltd, Class A	$18,225,316
	Total Brazil (proceeds $19,169,025)	$18,225,316

	Canada—0.60%
	Commercial Banks Non-US—0.37%
432,500	Canadian Imperial Bank of Commerce	42,343,259
	Medical - Drugs—0.10%
347,208	Canopy Growth Corp	11,127,035
	Private Equity—0.13%
348,869	Brookfield Asset Management Inc, Class A	15,524,671
	Total Canada (proceeds $52,835,197)	$68,994,965

	China—1.07%
	E-Commerce / Products—0.40%
339,566	Pinduoduo Inc ADR	45,461,096
	Educational Software—0.05%
167,457	GSX Techedu Inc ADR	5,673,443
	Entertainment Software—0.10%
581,118	HUYA Inc ADR	11,320,179
	Internet Content - Information / Networks—0.36%
1,539,804	Tencent Music Entertainment Group ADR	31,550,584
182,959	Weibo Corp ADR	9,232,111
		40,782,695
	Metal - Aluminum—0.01%
6,610,800	China Zhongwang Holdings Ltd	1,624,118
	Web Hosting / Design—0.15%
445,429	Baozun Inc ADR	16,988,662
	Total China (proceeds $120,611,807)	$121,850,193

	France—0.30%
	Advertising Services—0.24%
439,476	Publicis Groupe SA	26,879,500
	REITS - Diversified—0.06%
315,744	Klepierre SA	7,379,203
	Total France (proceeds $31,253,469)	$34,258,703

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2021 Fair Value
	Common Stocks (continued)
	Germany—0.77%
	Automobile - Cars / Light Trucks—0.16%
138,200	Bayerische Motoren Werke AG	$14,369,869
40,312	Daimler AG	3,601,255
		17,971,124
	Enterprise Software / Services—0.61%
570,905	SAP SE	70,064,217
	Total Germany (proceeds $87,559,204)	$88,035,341

	Hong Kong—0.73%
	Commercial Banks Non-US—0.31%
1,797,800	Hang Seng Bank Ltd	34,802,320
	Electric - Integrated—0.21%
172,000	CLP Holdings Ltd	1,670,343
3,715,100	Power Assets Holdings Ltd	21,933,782
		23,604,125
	Gas - Distribution—0.15%
11,141,557	Hong Kong & China Gas Co Ltd	17,627,118
	Real Estate Operations / Development—0.06%
475,500	Sun Hung Kai Properties Ltd	7,204,870
	Total Hong Kong (proceeds $89,115,319)	$83,238,433

	Israel—0.48%
	Computer Data Security—0.48%
489,404	Check Point Software Technologies Ltd	54,798,566
	Total Israel (proceeds $58,154,432)	$54,798,566

	Japan—0.24%
	Advertising Services—0.07%
251,000	Dentsu Group Inc	8,063,801
	E-Commerce / Products—0.12%
1,154,900	Rakuten Group Inc	13,785,639
	Electric - Integrated—0.01%
97,500	Chubu Electric Power Co Inc	1,257,353
	Gas - Distribution—0.02%
93,400	Tokyo Gas Co Ltd	2,081,425
	Office Automation & Equipment—0.02%
118,900	Seiko Epson Corp	1,936,833
	Total Japan (proceeds $24,758,127)	$27,125,051

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2021 Fair Value
	Common Stocks (continued)
	United Kingdom—0.06%
	Diversified Banking Institutions—0.06%
1,289,729	HSBC Holdings PLC	$7,548,144
	Total United Kingdom (proceeds $9,269,284)	$7,548,144

	United States—15.22%
	Advertising Agencies—0.37%
443,256	Interpublic Group of Cos Inc	12,943,075
403,125	Omnicom Group Inc	29,891,719
		42,834,794
	Advertising Services—0.26%
45,766	Trade Desk Inc, Class A	29,823,872
	Airlines—0.60%
2,851,421	American Airlines Group Inc	68,148,962
	Apparel Manufacturers—0.39%
2,290,345	Hanesbrands Inc	45,051,086
	Applications Software—0.14%
574,470	Medallia Inc	16,021,968
	Automobile - Cars / Light Trucks—0.77%
7,179,558	Ford Motor Co	87,949,586
	Broadcast Services / Programs—0.14%
430,207	Fox Corp, Class A	15,534,775
	Cable / Satellite TV—0.06%
9,246	Charter Communications Inc, Class A	5,704,967
232,580	Sirius XM Holdings Inc	1,416,412
		7,121,379
	Commercial Services - Finance—0.11%
564,620	H&R Block Inc	12,308,716
	Computer Data Security—0.68%
173,381	Fortinet Inc	31,974,924
431,326	Qualys Inc	45,194,338
		77,169,262
	Computer Software—0.81%
231,145	Dropbox Inc, Class A	6,162,326
572,881	Fastly Inc, Class A	38,543,434
752,916	SolarWinds Corp	13,130,855
134,065	Splunk Inc	18,163,126
427,658	Teradata Corp	16,481,939
		92,481,680

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2021 Fair Value
	Common Stocks (continued)
	United States (continued)
	Computers—0.04%
277,374	Hewlett Packard Enterprise Co	$4,365,867
	Cruise Lines—0.43%
1,702,554	Carnival Corp	45,185,783
43,916	Royal Caribbean Cruises Ltd	3,759,649
		48,945,432
	Diversified Manufacturing Operations—0.46%
3,976,284	General Electric Co	52,208,609
	E-Commerce / Products—0.12%
44,121	Wayfair Inc, Class A	13,887,085
	E-Commerce / Services—0.08%
233,436	Cargurus Inc	5,562,780
74,702	TripAdvisor Inc	4,018,221
		9,581,001
	Electric - Distribution—0.15%
231,145	Consolidated Edison Inc	17,289,646
	Electric - Integrated—0.17%
195,366	Duke Energy Corp	18,858,680
	Electronic Components - Semiconductors—0.88%
1,570,260	Intel Corp	100,496,640
	Enterprise Software / Services—0.35%
434,736	New Relic Inc	26,727,569
51,786	Workday Inc, Class A	12,865,196
		39,592,765
	Finance - Credit Card—0.31%
1,462,030	Western Union Co	36,053,660
	Food - Miscellaneous / Diversified—0.55%
344,218	Campbell Soup Co	17,303,839
418,642	General Mills Inc	25,671,127
309,735	Kellogg Co	19,606,226
		62,581,192
	Footwear & Related Apparel—0.03%
98,241	Wolverine World Wide Inc	3,764,595
	Health & Biotechnology—0.18%
139,548	iShares Nasdaq Biotechnology ETF	21,010,347
	Human Resources—0.20%
289,390	Robert Half International Inc	22,592,677
	Internet Content - Entertainment—0.23%
419,099	Twitter Inc	26,667,269

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2021
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Investment Management / Advisory Services—0.57%
1,111,936	Franklin Resources Inc	$32,913,306
262,566	Invesco Ltd	6,621,915
147,975	T Rowe Price Group Inc	25,392,510
		64,927,731
	Medical - Biomedical / Genetics—0.39%
178,344	Amgen Inc	44,373,771
	Motorcycle / Motor Scooter—0.09%
247,742	Harley-Davidson Inc	9,934,454
	Real Estate Management / Services—0.12%
890,946	Realogy Holdings Corp	13,480,013
	Real Estate Operations / Development—0.02%
134,896	Brookfield Property Partners LP	2,399,800
	REITS - Apartments—0.64%
209,041	AvalonBay Communities Inc	38,570,155
476,956	Equity Residential	34,164,358
		72,734,513
	REITS - Health Care—0.56%
557,647	Ventas Inc	29,744,891
475,731	Welltower Inc	34,076,612
		63,821,503
	REITS - Office Property—1.19%
564,213	Brandywine Realty Trust	7,283,990
640,938	Douglas Emmett Inc	20,125,453
363,850	Hudson Pacific Properties Inc	9,871,251
477,717	Kilroy Realty Corp	31,352,567
356,398	Mack-Cali Realty Corp	5,517,041
340,548	SL Green Realty Corp	23,834,955
850,313	Vornado Realty Trust	38,595,707
		136,580,964
	REITS - Regional Malls—0.14%
139,627	Simon Property Group Inc	15,885,364
	REITS - Shopping Centers—0.45%
186,063	Brixmor Property Group Inc	3,764,054
188,193	Federal Realty Investment Trust	19,092,180
917,213	Kimco Realty Corp	17,197,744
148,814	Regency Centers Corp	8,439,242
184,446	Urban Edge Properties	3,047,048
		51,540,268

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2021
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Rental Auto / Equipment—0.10%
153,431	Avis Budget Group Inc	$11,129,885
	Retail - Apparel / Shoes—0.17%
354,437	Chico's FAS Inc	1,173,186
625,402	Gap Inc	18,624,472
		19,797,658
	Retail - Arts & Crafts—0.13%
700,556	Michaels Cos Inc	15,370,199
	Retail - Bedding—0.03%
125,211	Bed Bath & Beyond Inc	3,649,901
	Retail - Home Furnishings—0.02%
57,359	La-Z-Boy Inc	2,436,610
	Retail - Major Department Stores—0.29%
875,744	Nordstrom Inc	33,164,425
	Retail - Miscellaneous / Diversified—0.19%
1,103,420	Sally Beauty Holdings Inc	22,211,845
	Retail - Regional Department Stores—0.69%
77,085	Dillard's Inc, Class A	7,444,098
922,649	Kohl's Corp	54,999,107
1,042,351	Macy's Inc	16,875,663
		79,318,868
	Sector Fund - Energy—0.02%
44,423	Energy Select Sector SPDR Fund	2,179,392
	Telephone - Integrated—0.90%
1,885,517	AT&T Inc	57,074,600
778,034	Verizon Communications Inc	45,242,673
		102,317,273
	Total United States (proceeds $1,522,362,278)	$1,739,595,982
	Total Common Stocks (proceeds $2,015,088,142)	$2,243,670,694
	Total Securities Sold, Not Yet Purchased (proceeds $2,015,088,142)	$2,243,670,694

ADR	American Depositary Receipt
ETF	Exchange Traded Funds
REITS	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

March 31, 2021
Securities Sold,	Percentage of
Not Yet Purchased - By Industry	Net Assets (%)
Advertising Agencies	0.37
Advertising Services	0.57
Airlines	0.60
Apparel Manufacturers	0.39
Applications Software	0.14
Automobile - Cars / Light Trucks	0.93
Broadcast Services / Programs	0.14
Cable / Satellite TV	0.06
Commercial Banks Non-US	0.68
Commercial Services - Finance	0.27
Computer Data Security	1.16
Computer Software	0.81
Computers	0.04
Cruise Lines	0.43
Diversified Banking Institutions	0.06
Diversified Manufacturing Operations	0.46
E-Commerce / Products	0.64
E-Commerce / Services	0.08
Educational Software	0.05
Electric - Distribution	0.15
Electric - Integrated	0.39
Electronic Components - Semiconductors	0.88
Enterprise Software / Services	0.96
Entertainment Software	0.10
Finance - Credit Card	0.31
Food - Miscellaneous / Diversified	0.55
Footwear & Related Apparel	0.03
Gas - Distribution	0.17
Health & Biotechnology	0.18
Human Resources	0.20
Internet Content - Entertainment	0.23
Internet Content - Information / Networks	0.36
Investment Management / Advisory Services	0.57
Medical - Biomedical / Genetics	0.39
Medical - Drugs	0.10
Metal - Aluminum	0.01
Motorcycle / Motor Scooter	0.09
Office Automation & Equipment	0.02
Private Equity	0.13
Real Estate Management / Services	0.12
Real Estate Operations / Development	0.08
REITS - Apartments	0.64
REITS - Diversified	0.06
REITS - Health Care	0.56
REITS - Office Property	1.19
REITS - Regional Malls	0.14
REITS - Shopping Centers	0.45
Rental Auto / Equipment	0.10
Retail - Apparel / Shoes	0.17
Retail - Arts & Crafts	0.13
Retail - Bedding	0.03
Retail - Home Furnishings	0.02
Retail - Major Department Stores	0.29
Retail - Miscellaneous / Diversified	0.19
Retail - Regional Department Stores	0.69
Sector Fund - Energy	0.02
Telephone - Integrated	0.90
Web Hosting Design	0.15
Total Securities Sold, Not Yet Purchased	19.63%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF WRITTEN OPTIONS (Unaudited)

Notional			March 31, 2021
Amount (USD)	Contracts		Fair Value
		Written Options—0.44%
		Equity Options—0.44%
		Equity Call Options—0.44%
		United States—0.44%
		Sector Fund - Technology—0.44%
		iShares Expanded Tech-Software Sector ETF,
$230,241,000	6,977	5/21/2021, $330.00	$14,233,080
		iShares Expanded Tech-Software Sector ETF,
155,808,500	4,651	8/20/2021, $335.00	10,464,750
		VanEck Vectors Semiconductor ETF,
104,647,500	4,651	5/21/2021, $225.00	10,604,280
		VanEck Vectors Semiconductor ETF,
102,322,000	4,651	8/20/2021, $220.00	14,952,965
		Total United States (premiums received $53,783,843)	$50,255,075
		Total Equity Call Options (premiums received $53,783,843)	$50,255,075
		Total Equity Options (premiums received $53,783,843)	$50,255,075
		Total Written Options (premiums received $53,783,843)	$50,255,075

ETF     Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF WRITTEN OPTIONS (Unaudited) (concluded)

March 31, 2021
Percentage of
Written Options – By Industry	Net Assets (%)
Sector Fund – Technology	0.44
Total Written Options	0.44%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			March 31, 2021
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Swap Contracts—1.99%
	Total Return Swap Contracts - Appreciation—3.11%
	Brazil—0.54%
	Commercial Services - Finance—0.06%
$(10,058,748)	1/31/2022	Cielo SA	$6,732,621
		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.00%**.
	Finance - Other Services – 0.01%
100,316,892	1/31/2022	B3 SA - Brasil Bolsa Balcao	1,287,623
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Retail - Discount—0.47%
101,214,910	1/31/2022	Magazine Luiza SA	53,538,207
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$61,558,451

	Japan—0.01%
	Electric - Integrated—0.01%
(13,881,337)	3/4/2024	Tokyo Electric Power Co Holdings Inc	626,192
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.00%
(3,176,525)	3/4/2024	Konica Minolta Inc	361,058
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2021
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Photo Equipment & Supplies—0.00%
$(3,232,932)	3/4/2024	Nikon Corp	$477,878
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$1,465,128

	Spain—0.34%
	Building - Heavy Construction—0.34%
49,869,353	2/26/2024	Cellnex Telecom SA	38,325,098
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Food - Retail—0.00%
(419,840)	2/26/2024	Distribuidora Internacional de Alimentacion SA	277,047
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 16.50%**.
	Total Spain		$38,602,145

	United Kingdom—0.06%
	Food - Retail—0.06%
(12,200,475)	12/11/2023	Marks & Spencer Group PLC	6,367,579
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$6,367,579

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2021
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	United States—2.16%
	Private Equity—0.66%
$61,334,872	3/4/2024	Carlyle Group Inc	$41,424,456
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
25,496,885	3/4/2024	KKR & Co Inc	34,365,500
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
			75,789,956
	Web Portals / ISP—1.50%
113,291,281	3/4/2024	Alphabet Inc, Class A	171,747,464
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$247,537,420

	Total Return Swap Contracts - Appreciation ****		$355,530,723

	Total Return Swap Contracts - Depreciation—1.12%
	Australia—0.38%
	Commercial Banks Non-US—0.38%
(30,668,260)	12/23/2024	Australia & New Zealand Banking Group Ltd	6,983,301
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(22,723,547)	12/23/2024	Bank of Queensland Ltd	361,502
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2021
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Australia (continued)
	Commercial Banks Non-US (continued)
$(52,032,570)	12/23/2024	Commonwealth Bank of Australia	$29,398,979
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(35,695,517)	12/23/2024	Westpac Banking Corp	6,469,635
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$43,213,417

	China—0.16%
	Applications Software—0.03%
98,437,429	7/11/2022	Glodon Co Ltd, Class A	2,906,190
		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.
	Computer Services—0.13%
80,692,046	7/11/2022	Sangfor Technologies Inc, Class A	15,105,223
		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Sangfor Technologies Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.
	Total China		$18,011,413

	Denmark—0.00%
	Medical - Biomedical / Genetics—0.00%
1,717,845	2/26/2024	Genmab A/S	260,680
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Genmab A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Denmark		$260,680

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2021
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Japan—0.30%
	Electric Products - Miscellaneous—0.00%
$(1,767,511)	3/4/2024	Casio Computer Co Ltd	$357,626
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Gas - Distribution—0.00%
(2,709,150)	3/4/2024	Osaka Gas Co Ltd	45,461
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.01%
(6,568,559)	3/4/2024	Canon Inc	483,213
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(4,711,190)	3/4/2024	Ricoh Co Ltd	36,452
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			519,665

	Semiconductor Equipment—0.29%
(50,588,240)	3/4/2024	Advantest Corp	1,881,183
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(108,422,358)	3/4/2024	Tokyo Electron Ltd	31,131,719
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			33,012,902

	Total Japan		$33,935,654

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2021
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Netherlands – 0.02%
	Commercial Services - Finance—0.02%
$(12,103,767)	2/26/2024	Adyen NV	$2,647,934
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Adyen NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$2,647,934

	Switzerland—0.00%
	Enterprise Software / Services—0.00%
(20,712,220)	12/11/2023	Temenos AG	148,497
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Temenos AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Total Switzerland		$148,497

	Taiwan—0.20%
	Computers - Peripheral Equipment—0.08%
(13,280,563)	3/4/2024	Innolux Display Corp	9,556,021
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.88%**.
	Electronic Components - Miscellaneous—0.12%
(14,274,420)	3/4/2024	AU Optronics Corp	13,533,166
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.63%**.
	Total Taiwan		$23,089,187

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2021
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	United Kingdom—0.06%
	Commercial Banks Non-US—0.00%
$(2,453,180)	12/11/2023	Standard Chartered PLC	$857,462
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Standard Chartered PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Diversified Banking Institutions—0.04%
(30,005,480)	12/11/2023	HSBC Holdings PLC	4,315,607
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of HSBC Holdings PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Apparel / Shoes—0.02%
(4,646,914)	12/11/2023	Next PLC	2,074,879
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$7,247,948

	Total Return Swap Contracts - Depreciation *****		$128,554,730

	Total Swap Contracts, net		$226,975,993

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of March 31, 2021.
***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****	Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
*****	Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

March 31, 2021
Percentage of
Swap Contracts – By Industry	Net Assets (%)
Applications Software	(0.03)
Building – Heavy Construction	0.34
Commercial Banks Non-U.S.	(0.38)
Commercial Services – Finance	0.04
Computer Services	(0.13)
Computers – Peripheral Equipment	(0.08)
Diversified Banking Institutions	(0.04)
Electric Products - Miscellaneous	0.00
Electric – Integrated	0.01
Electronic Components – Miscellaneous	(0.12)
Enterprise Software / Services	0.00
Finance – Other Services	0.01
Food – Retail	0.06
Gas – Distribution	0.00
Medical – Biomedical / Genetics	0.00
Office Automation & Equipment	(0.01)
Photo Equipment & Supplies	0.00
Private Equity	0.66
Retail – Apparel / Shoes	(0.02)
Retail – Discount	0.47
Semiconductor Equipment	(0.29)
Web Portals / ISP	1.50
Total Swap Contracts	1.99%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the Six Months
Ended March 31, 2021
Investment Income
Dividends (net of foreign withholding tax of $925,351)	$22,037,322
Interest	3,869,732
Other	23,269
Total investment income	25,930,323
Expenses
Management fees	83,184,645
Stock loan fees	33,829,650
Distribution and shareholder servicing fees - Class A Shares	32,427,703
Dividends on securities sold, not yet purchased	24,539,743
Incentive Fee	23,000,544
Administration fees	2,301,537
Interest expense	1,157,237
Transfer agent fees	711,411
Custody fees	685,422
Registration fees	208,518
Professional fees	175,517
Insurance expense	62,173
Trustees’ fees	51,250
Miscellaneous expense	2,475,221
Total expenses	204,810,571
Net investment loss	(178,880,248)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	1,328,906,488
Purchased options	(153,039,977)
Securities sold, not yet purchased	(635,624,331)
Written options	(79,343,128)
Total return swap contracts	(14,331,986)
Foreign currency transactions	4,633,593
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return
swap contracts	451,200,659
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	541,947,854
Purchased options	(263,010,159)
Securities sold, not yet purchased	(407,095,937)
Written options	11,570,615
Total return swap contracts	(62,892,400)
Foreign currency transactions	(838,207)
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased
options and total return swap contracts	(180,318,234)
Net realized gain/(loss) and net change in unrealized appreciation/
depreciation from investment activities, foreign currency transactions,
written options, purchased options and total return swap contracts	270,882,425
Net increase in net assets resulting from operations	$92,002,177

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months
	Ended March 31, 2021	For the Year Ended
	(Unaudited)	September 30, 2020
From operations:
Net investment loss	$(178,880,248)	$(775,739,189)
Net realized gain/(loss) from investment activities,
foreign currency transactions, written options,
purchased options and total return swap contracts	451,200,659	449,467,635
Net change in unrealized appreciation/depreciation from
investment activities, foreign currency transactions, written
options, purchased options and total return swap contracts	(180,318,234)	2,727,740,277
Net increase/(decrease) in net assets
resulting from operations	92,002,177	2,401,468,723
Distributions to shareholders:
Class A ($1.0557 and $0.6523 per share for each period
respectively)	(315,017,906)	(129,307,405)
Class W ($1.0557 and $0.6523 per share for each period
respectively)	(116,147,013)	(37,310,329)
Net decrease in net assets resulting from
distributions to shareholders	(431,164,919)	(166,617,734)
From transactions in shares:
Proceeds from sales of shares
Class A	1,752,922,362	2,007,078,302
Class W	640,244,073	758,279,650
Total proceeds from sale of shares	2,393,166,435	2,765,357,952
Reinvestment of distributions
Class A	304,922,288	124,087,736
Class W	93,177,065	29,975,545
Total reinvestment of distributions	398,099,353	154,063,281
Payment for shares repurchased
Class A	(100,889,816)	(141,871,055)
Class W	(36,279,007)	(26,415,637)
Total payment for shares repurchased	(137,168,823)	(168,286,692)
Exchange of shares
Class A	(13,223,452)	(11,430,430)
Class W	13,223,452	11,430,430
Total exchange of shares	—	—
Net increase/(decrease) in net assets from
transactions in shares	2,654,096,965	2,751,134,541
Net increase/(decrease) in net assets	2,314,934,223	4,985,985,530
Net assets at beginning of period	9,114,523,293	4,128,537,763
Net assets at end of period	$11,429,457,516	$9,114,523,293

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months
Ended March 31, 2021
Cash flows from operating activities
Net increase in net assets resulting from operations	$92,002,177
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of long-term investment securities	9,849,265,790
Purchases of long-term investment securities	(10,103,671,595)
Proceeds from long-term securities sold short, not yet purchased	9,883,212,871
Cover of long-term securities sold short, not yet purchased	(10,939,071,307)
Proceeds from sales of short-term investment securities	248,419,655
Purchases of short-term investment securities	(321,953,530)
Proceeds from sales of short-term purchased options	1,782,027,705
Purchases of short-term purchased options	(2,154,290,671)
Purchases of long-term purchased options	(8,895,072)
Premiums received from short-term written options	192,844,800
Cover of short-term written options	(254,183,288)
Proceeds from swap contracts	(14,331,986)
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swaps	(451,200,659)
Net change in unrealized (appreciation)/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swaps	180,318,234
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(207,805,793)
Decrease in cash collateral received for total return swap contracts	68,790,000
Decrease in deposits at brokers for securities sold, not yet purchased	424,603,350
Increase in variation margin receivable	(5,897,600)
Decrease in due from brokers	8,891,525
Increase in dividends receivable	(408,761)
Decrease in interest receivable	1,314,104
Decrease in other assets	80,923
Increase in payable for investment securities purchased	100,684,397
Decrease in due to brokers	(23,809,665)
Decrease in accrued incentive fees	(574,581,328)
Increase in management fees payable	3,781,641
Increase in distribution and shareholders servicing fees payable	1,404,254
Increase in due to custodian	4,579,227
Decrease in stock loan fee payable	(167,058)
Decrease in dividends payable on securities sold, not yet purchased	(98,771)
Increase in administration fees payable	66,962
Decrease in professional fees payable	(115,660)
Decrease in miscellaneous expenses payable	(277,472)
Net cash used in operating activities	(2,218,472,601)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (concluded) (Unaudited)

For the Six Months
Ended March 31, 2021
Cash flows from financing activities
Net proceeds from sale of shares	$2,393,166,435
Distributions to shareholders, including the change in withdrawals payable	(13,519,402)
Payment for shares repurchased	(137,168,823)
Net cash provided by financing activities	2,242,478,210
Effect of exchange rate on cash	3,795,386
Net change in cash and cash equivalents and restricted cash	27,800,995
Cash and cash equivalents and restricted cash at beginning of period	112,492,075
Cash and cash equivalents and restricted cash at end of period	$140,293,070
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,155,003
Supplemental Disclosure of Non-Cash Financing Activities
Distributions to shareholders	$(431,164,919)
Reinvestment of distributions	$398,099,353

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end management investment company and operates as a diversified company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon are registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in publicly-traded equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $50,000. Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest in Class A Shares. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to distribution and shareholder servicing fees and Selling Agents who do not charge a front end load may charge their clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower, in the aggregate, than a front end load). Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,100,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Underwriter (typically the last business day of the month).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

1. Organization (continued)

Purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of shares at any time.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the six months ended March 31, 2021, no portfolio securities or liabilities were subject to Fair Value Determination.

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2021.

				Balance
	Level 1	Level 2	Level 3	March 31, 2021
Assets
Investment Securities
Common Stocks	$12,265,502,106	$—	$—	$12,265,502,106
Short-Term Securities	437,722,416	—	—	437,722,416
Purchased Options	745,662,860	20,403,342	—	766,066,202
Unrealized Appreciation on
Total Return Swap Contracts	—	355,530,723	—	355,530,723
Total Assets	$13,448,887,382	$375,934,065	$—	$13,824,821,447

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$2,243,670,694	$—	$—	$2,243,670,694
Written Options	50,255,075	—	—	50,255,075
Unrealized Depreciation on
Total Return Swap Contracts	—	128,554,730	—	128,554,730
Total Liabilities	$2,293,925,769	$128,554,730	$—	$2,422,480,499

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2021 the Fund held $36,511,043 in cash equivalents in a BNY Mellon overnight interest-bearing account, $28,981 in U.S. Dollars, $5,189,799 in U.S. Dollars restricted cash and $98,563,247 in foreign currency cash balances. These amounts are presented in the Statement of Assets and Liabilities as cash and cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., as of March 31, 2021 the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with Authoritative Guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc., Merrill Lynch Professional Clearing Corp. and Credit Suisse Securities (USA) LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from brokers primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of swap positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to brokers and custodians will be paid within one year.

Due to brokers also includes the obligation to return cash collateral received from a counterparty due to the appreciation in the fair market value of the fund’s swap instruments, as further discussed in Note 2.g.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2021, the amount of such cash collateral received was $214,870,000 and the amount of Variation Margin Receivable was $12,105,993 as presented in the Statement of Assets and Liabilities. See also Note 12 below.

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities.

It’s the Fund’s policy to monitor the credit risk of the brokers with which it conducts business.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2021, Management Fees totaled $83,184,645, included in the Statement of Operations, of which $14,924,584 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

4. Incentive Fee (continued)

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2021, accrued Incentive Fees amounted to $23,000,544, which is presented in the Statement of Operations, of which $21,591,139 remained payable at the end of the reporting period as presented in the Statement of Assets and Liabilities.

5. Distribution and Shareholder Servicing Fees

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2021, Distribution and Shareholder Servicing Fees amounted to $32,427,703 and is included in the Statement of Operations. At March 31, 2021, $5,805,829 remained payable as distribution and shareholder servicing fees as presented in the Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2021, administration fees amounted to $2,301,537, as presented in the Statement of Operations. At March 31, 2021, $1,246,739 of administration fees remained payable, as presented in the Statement of Assets and Liabilities, representing three months’ worth of such fees. Morgan Stanley Fund Services USA LLC (“MSFS”) also provides certain additional reporting (non-distribution) services to the Fund. In consideration for such services, the Fund pays MSFS an amount not anticipated to exceed .01% of the Fund’s average net assets per year.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

6. Administration Fee, Related Party Transactions and Other (continued)

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon, the sole member of the Adviser, is the non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater, an underwriter under the federal securities laws, serves as Underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Underwriter’s distribution agreement with the Fund, the Underwriter may retain Selling Agents to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

Each Independent Trustee receives an annual retainer of $57,500 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

8. Securities Transactions

Aggregate purchases and sales of long-term investment securities for the six months ended March 31, 2021 amounted to $10,103,671,595 and $9,849,265,790, respectively. For the six months ended March 31, 2021, there were no transactions of government securities.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2021, the average daily amount of such borrowings was $90,441,741 and the daily weighted average annualized interest rate was 1.98%. At March 31, 2021, the total amount of such borrowings was $96,692,359, presented as part of due to brokers in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended		For the Year Ended
	March 31, 2021 Shares		September 30, 2020 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	282,306,893	100,899,356	191,151,522	53,737,645
Shares sold	66,573,475	32,915,546	91,339,913	45,843,971
Shares reinvested	11,750,377	4,873,278	6,762,274	2,202,465
Shares repurchased	(3,901,897)	(1,900,750)	(6,392,837)	(1,629,898)
Shares exchanged *	(496,131)	672,399	(553,979)	745,173
Net increase (decrease)	73,925,824	36,560,473	91,155,371	47,161,711
Shares at the end of the period	356,232,717	137,459,829	282,306,893	100,899,356
____________________

*

For the six months ended March 31, 2021 and year ended September 30, 2020, $13,223,452 and $11,430,430 represent the value of Class A and W Shares exchanged, in the aggregate, respectively. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2021, the Adviser and its affiliates own 12,282.546 Class A Shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in publicly traded equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/ depreciation on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/ depreciation from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

The Coronavirus (“COVID-19”) outbreak has been declared a pandemic by the World Health Organization and has spread to the United States and many other parts of the world and may adversely affect the value and the performance of the Fund’s investments. The outbreak of COVID-19 continues to exist both in the U.S. and globally, and related government and private sector responsive actions may adversely affect the Fund’s investments. The extent to which COVID-19 impacts the Fund’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions taken to contain it or treat its impact.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2021, the Fund held no positions of the above-mentioned investments.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2021, the fair value of the above-mentioned investments was $(21,010,347) and is presented as part of securities sold, not yet purchased on the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2021, the fair value of the above-mentioned investments was $437,722,416 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Total Return Swaps (continued)

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2021, the net amount of the fair value of the above-mentioned investments was $226,975,993 and is presented as unrealized appreciation on total return swap contracts and unrealized depreciation on total return swap contracts on the Statement of Assets and Liabilities.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2021, the net fair value of the above-mentioned investments was $695,407,785 and is presented as part of purchased options and as written options in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

 f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2021, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2021, the fair value of the currency options was $20,403,342 and is presented as part of purchased options in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

12. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with all of its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty a) fails to post collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to not offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2021 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2021, as disclosed in the table below. The aggregate fair value of cash and securities posted as collateral as of March 31, 2021 was $417,554,816. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2021, no event occurred that triggered a credit-risk-related contingent feature.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Assets			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Assets	Instruments	Received (a)	Amount
Total return swap
contracts	$355,530,723	$(128,554,730)	$226,975,993	$—	$226,975,993	$—
Purchased
options	$766,066,202	$—	$766,066,202	$—	$—	$766,066,202

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Liabilities			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Liabilities	Instruments	Pledged (a)	Amount
Total return swap
contracts	$128,554,730	$(128,554,730)	$—	$—	$—	$—
Written options	$50,255,075	$—	$50,255,075	$—	$—	$50,255,075
____________________
(a)	As of March 31, 2021, the total amount of cash or securities collateral received/pledged is more than the amount reported due to over-collateralization. As of March 31, 2021 the amount of cash or securities collateral received from the counterparty is $214,870,000 and is included as part of cash collateral received for total return swap contracts in the Statement of Assets and Liabilities. The amount of cash or securities collateral pledged to the counterparty is $417,554,816. Securities collateral pledged to the counterparty is based off of notional exposure. The amount of collateral pledged to the counterparty is currently included in the Dreyfus Treasury & Agency Cash Management, Institutional investment, as noted within the Schedule of Investments.

The fair value of derivative instruments as of March 31, 2021 was as follows:

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Asset derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$355,530,723	$—
Purchased options (b)	745,662,860	20,403,342
Total	$1,101,193,583	$20,403,342

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Liability derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (c)	$128,554,730	$—
Written options (d)	50,255,075	—
Total	$178,809,805	$—

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

(a)	Presented as part of unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
(b)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.
(c)	Presented as part of unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.
(d)	Presented as part of written options, at fair value in the Statement of Assets and Liabilities.

Effect of derivative instruments trading activities for the six months ended March 31, 2021:

	Realized gain/(loss) recognized on
	the Statement of Operations
		Foreign
Derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$(14,331,986)	$—
Purchased options (b)	(134,833,087)	(18,206,890)
Written options (c)	(79,343,128)	—
Total	$(228,508,201)	$(18,206,890)

(a)	Presented as part of net realized gain/(loss) from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net realized gain/(loss) from purchased options in the Statement of Operations.
(c)	Presented as part of net realized gain/(loss) from written options in the Statement of Operations.

	Net change in unrealized gain/(loss)
	recognized on the
	Statement of Operations
		Foreign
Derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$(62,892,400)	$—
Purchased options (b)	(258,629,529)	(4,380,630)
Written options (c)	11,570,615	—
Total	$(309,951,314)	$(4,380,630)

(a)	Presented as part of net change in unrealized appreciation/depreciation from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.
(c)	Presented as part of net change in unrealized appreciation/depreciation from written options in the Statement of Operations.

The average volume of derivative activities for the six months ended March 31, 2021 are as follows:

Derivative
Derivatives not accounted for as hedging instruments	Volume
Total return swap contracts (a)	$149,236,966
Purchased options (b)	931,132,037
Written options (c)	(61,212,639)

(a)	Average notional cost basis of the underlying securities within each total return swap contract at the end of each month of the Fiscal Period.
(b)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.
(c)	Average cost basis of the written options at the end of each month of the Fiscal Period.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

13. Federal Tax Information

During the year ended September 30, 2020, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2020, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2019 and certain ordinary losses realized after December 31, 2019 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2020, the Fund incurred and elected to defer qualified late-year ordinary loss of $660,953,593.

As of September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	431,161,723
Accumulated realized capital and other losses:	(660,953,593)
Net unrealized appreciation/depreciation:	4,107,025,350
Total	$3,877,233,480

As of March 31, 2021, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost gross appreciation	$4,346,661,613
Excess of tax cost over value gross depreciation	(417,910,795)
Net unrealized appreciation	$3,928,750,818

Cost of total investments for income tax purposes	$7,659,104,445

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss. For the year ended September 30, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

	Increase	Increase
	Undistributed	Accumulated
Decrease	Net Investment	Realized
Paid-in-Capital	Income/(Loss)	Gain/(Loss)
$(223,778,130)	$276,647,875	$(52,869,745)

During the years ended September 30, 2020, and September 30, 2019, the tax character of the dividends paid by the Fund was $166,617,734 long-term capital gains and $145,502,044 long-term capital gains, respectively.

ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s financial statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2016 through 2019, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At September 30, 2020, the Fund had no deferred tax liability.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (continued)

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown.

	Class A
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net asset value per Share,
beginning of period	$25.49	$17.84	$17.06	$16.26	$13.67	$12.56
Income from investment operations (a):
Net investment income/(loss)	(0.46)	(2.73)	(0.87)	(0.80)	(1.15)	(0.58)
Net realized and net change in
unrealized gain/(loss) from
investment activities, foreign
currency transactions, forward
contracts, purchased options and
total return swaps	1.00	11.03	2.35	1.96	3.90	1.72
Total income/(loss) from
investment operations	0.54	8.30	1.48	1.16	2.75	1.14
Distributions to shareholders:
Total distributions
to shareholders	(1.06)	(0.65)	(0.70)	(0.36)	(0.16)	(0.03)
Net asset value per Share, end of period	$24.97	$25.49	$17.84	$17.06	$16.26	$13.67
Total return—gross (b) (c) (d)	2.15%	57.87%	11.93%	8.81%	25.24%	11.20%
Total return—net (b) (c) (d)	1.95%	47.96%	9.60%	7.27%	20.38%	9.08%
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	8,893,979	7,195,574	3,410,060	2,770,900	2,036,070	1,598,802
Average net assets (dollars in
thousands), end of period	8,685,697	4,996,367	3,035,975	2,434,394	1,736,959	1,634,591
Ratio of expenses to average net
assets (d) (e)	3.67%	13.92%	7.29%	6.37%	9.60%	6.03%
Ratio of net investment income/(loss) to
average net assets (d) (e)	(3.20%)	(12.71%)	(5.19%)	(4.73%)	(7.93%)	(4.45%)
Ratio of incentive fee to average
net assets (c) (d)	0.22%	9.73%	2.42%	1.67%	4.76%	1.96%
Ratio of expenses without incentive
fee to average net assets (d) (e)	3.45%	4.19%	4.87%	4.70%	4.84%	4.07%
Ratio of expenses without incentive
fee, dividend & interest
expense and security trading
related expenses to average net
assets (d) (e)	2.37%	2.38%	2.40%	2.40%	2.37%	2.44%
Ratio of net investment income/(loss)
without incentive fee to average net
assets (d) (e)	(2.98%)	(2.98%)	(2.77%)	(3.06%)	(3.17%)	(2.49%)
Portfolio turnover on investments
in securities (c)	82%	149%	94%	125%	85%	86%
Average debt ratio (e)	0.84%	0.60%	0.32%	0.29%	0.18%	0.21%
Average commission rate paid	$0.06	$0.03	$0.04	$0.04	$0.04	$0.02

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (continued)

14. Financial Highlights (continued)

	Class W
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net asset value per Share,
beginning of period	$19.02	$13.37	$12.89	$12.28	$10.29	$9.39
Income from investment operations (a):
Net investment income/(loss)	(0.25)	(1.91)	(0.55)	(0.50)	(0.80)	(0.40)
Net realized and net change in
unrealized gain/(loss) from
investment activities, foreign
currency transactions, forward
contracts, purchased options and
total return swaps	0.74	8.21	1.73	1.47	2.95	1.33
Total income/(loss) from
investment operations	0.49	6.30	1.18	0.97	2.15	0.93
Distributions to shareholders:
Total distributions to shareholders	(1.06)	(0.65)	(0.70)	(0.36)	(0.16)	(0.03)
Net asset value per Share, end of period	$18.45	$19.02	$13.37	$12.89	$12.28	$10.29
Total return—gross (b) (c) (d)	2.49%	57.91%	12.52%	9.35%	25.92%	11.36%
Total return—net (b) (c) (d)	2.36%	49.08%	10.42%	8.09%	21.25%	9.92%
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	2,535,479	1,918,949	718,477	481,211	235,260	156,121
Average net assets (dollars in
thousands), end of period	2,423,559	1,189,663	583,106	357,231	189,788	95,122
Ratio of expenses to average net
assets (d) (e)	2.86%	13.02%	6.44%	5.55%	8.98%	5.62%
Ratio of net investment income/(loss)
to average net assets (d) (e)	(2.39%)	(11.84%)	(4.34%)	(3.89%)	(7.30%)	(4.05%)
Ratio of incentive fee to average net
assets (c) (d)	0.16%	9.61%	2.32%	1.58%	4.86%	2.28%
Ratio of expenses without incentive
fee to average net assets (d) (e)	2.70%	3.41%	4.12%	3.97%	4.12%	3.34%
Ratio of expenses without incentive
fee, dividend & interest expense
and security trading related
expenses to average net
assets (d) (e)	1.62%	1.63%	1.65%	1.65%	1.63%	1.68%
Ratio of net investment income/(loss)
without incentive fee to average
net assets (d) (e)	(2.23%)	(2.23%)	(2.02%)	(2.31%)	(2.44%)	(1.77%)
Portfolio turnover on investments in
securities (c)	82%	149%	94%	125%	85%	86%
Average debt ratio (e)	0.84%	0.60%	0.32%	0.29%	0.18%	0.21%
Average commission rate paid	$0.06	$0.03	$0.04	$0.04	$0.04	$0.02

____________________

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2021 (Unaudited) (continued)

14. Financial Highlights (continued)

(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.
(d)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.
(e)	Annualized for periods of less than one year.

15. Subsequent Events

Subsequent to March 31, 2021, and through May 24, 2021, the Fund had capital subscriptions of $388,362,743 and $139,414,582 in Class A shares and Class W shares, respectively.

ACAP STRATEGIC FUND

Supplemental Information (Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-PORT with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-PORT includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	May 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	May 20, 2021

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 20, 2021

* Print the name and title of each signing officer under his or her signature.